Annual Fund Operating Expenses - Invesco BuyBack AchieversTM ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%